GENERAL INFORMATION - Disclosure of Interests in Subsidiaries (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2024
LLC Uklon Corporate [Member]
Disclosure of interests in subsidiaries [Line Items]
Subsidiary rate	100.00%